Note 15 - Related Party Transactions (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Share options [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with related party	$ 1	$ 23
Direct family member of chairman [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	0	21
Company controlled by a direct family member of chairman [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	0	0
Services received, related party transactions	131	32
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 170	$ 21